Investments In Affiliated Companies, Partnership And Other Companies (Schedule Of Equity In Net Earnings Of Affiliated Companies) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Equity in net earnings (losses) of affiliated companies and partnerships	$ 1,774	$ (2,222)	$ 11,361
Impairment on affiliated company	3,700	17,500	0
Subsidiary A
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Equity in net earnings (losses) of affiliated companies and partnerships	8,497	11,340	9,579
Subsidiary B
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Equity in net earnings (losses) of affiliated companies and partnerships	(317)	(2,077)	1,734
Subsidiary D
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Equity in net earnings (losses) of affiliated companies and partnerships	(3,696)	(6,275)	(4,129)
Others
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Equity in net earnings (losses) of affiliated companies and partnerships	$ (3,084)	$ (5,575)	$ (2,250)